Note 2 - Cost of Sales (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Total current inventories	$ 2,368,304	$ 1,563,889	$ 1,843,467	$ 2,779,869
Discontinued operations [member]
Statement Line Items [Line Items]
Total current inventories		$ 29,800